Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 02, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Dec. 01, 2015
Document Effective Date	Dec. 02, 2015
Prospectus Date	Dec. 02, 2015
Asia Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MSAQX
Asia Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MSAUX
Asia Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSAWX
Asia Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MSAYX